Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Dividends Declared and Recorded	The table below sets out the dividends paid in 2023.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 10, 2022	December 30, 2022	January 17, 2023	0.180	20.0
February 22, 2023	March 31, 2023	April 17, 2023	0.195	21.7
May 10, 2023	June 30, 2023	July 17, 2023	0.195	21.6
August 9, 2023	September 29, 2023	October 16, 2023	0.195	21.6
November 9, 2023	December 29, 2023	January 16, 2024	0.195	—

Schedule of the Company's RSUs, PSUs, and DSUs

	December 31, 2023			December 31, 2022
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	395,725	785,489	229,282	406,762	862,032	200,411
Granted and adjusted dividends	121,498	183,388	26,146	150,591	263,434	28,871
Paid	(127,173)	(284,209)	(24,081)	(148,327)	(318,058)	—
Forfeited	(14,450)	(25,844)	—	(13,301)	(21,919)	—
Units, end of year	375,600	658,824	231,347	395,725	785,489	229,282